Employee Benefit Expenses - Schedule of Employee Benefit Expenses Included in Consolidated Statements of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	$ 15,438	$ 21,573	$ 18,669
Research and development expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	8,177	12,015	10,598
Administrative expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	$ 7,261	$ 9,558	$ 8,071